LEASES - Schedule of lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance at beginning	$ 339.8	$ 196.5
Additions and modifications	320.4	218.7
Disposal of subsidiary	(2.0)	0.0
Interest expense	22.4	12.2	$ 8.5
Payments	(124.7)	(87.5)
Balance at end	$ 555.9	$ 339.8	$ 196.5